Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSRS (the "Amendment") for the period ended May 31, 2025 originally filed with the Securities and Exchange Commission on August 4, (Accession Numbers 0000811860-25-000010). The sole purpose of the Amendment is to correct the primary benchmark for Saturna Sustainable Bond Fund. Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the Original Filing
Registrant Name	SATURNA INVESTMENT TRUST
Entity Central Index Key	0000811860
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000065113
Shareholder Report [Line Items]
Fund Name	Saturna Bond Income Fund
Class Name	SATURNA BOND INCOME
Trading Symbol	SBIFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Bond Income Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-bond-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-bond-income
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Bond Income	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Bond Income	4.41%	-2.17%	1.02%
Bloomberg US Aggregate Bond Index	7.03%	-1.35%	0.94%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-bond-income for more recent performance information.

AssetsNet	$ 11,730,428
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 12,604
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,730,428
# of Portfolio Holdings	46
Advisory Fees Paid	$12,604
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Government	24.3%
Financials	11.8%
Technology	9.1%
Health Care	8.7%
Industrials	5.7%
Energy	5.0%
Consumer Discretionary	4.9%
Municipal Bonds	4.6%
Utilities	4.4%
Consumer Staples	4.4%
Other Sectors	9.7%
Other Assets (net of liabilities)	7.4%

C000065111
Shareholder Report [Line Items]
Fund Name	Saturna Core Fund
Class Name	SATURNA CORE
Trading Symbol	SCORX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Core Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-core. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-core
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Core	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Core	7.16%	7.26%	6.01%
Bloomberg Developed Markets Large & Mid Cap Total Return	14.20%	13.31%	10.44%
Bloomberg Global Equity/Fixed Income 60/40 Index	11.42%	8.15%	6.80%
Dow Jones Moderate US Portfolio Index	9.82%	7.09%	5.92%

AssetsNet	$ 27,566,048
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 65,956
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,566,048
# of Portfolio Holdings	88
Advisory Fees Paid	$65,956
Portfolio Turnover Rate	8%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Technology	20.7%
Industrials	13.6%
Government	7.3%
Financials	7.2%
Materials	6.2%
Communications	6.1%
Consumer Discretionary	6.0%
Consumer Staples	5.4%
Utilities	5.1%
Health Care	4.6%
Other Sectors	7.8%
Other Assets (net of liabilities)	10.0%

C000112018
Shareholder Report [Line Items]
Fund Name	Saturna Global High Income Fund
Class Name	SATURNA GLOBAL HIGH INCOME FUND
Trading Symbol	SGHIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Global High Income Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-global-high-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-global-high-income
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Global High Income Fund	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Global High Income Fund	6.50%	6.37%	4.78%
Bloomberg Developed Markets Large & Mid Cap Total Return	14.20%	13.31%	10.44%
Bloomberg Global Equity/Fixed Income 50/50 Index	10.71%	6.55%	5.85%
S&P Global 1200 Index	13.92%	14.60%	10.45%

AssetsNet	$ 11,087,347
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 10,492
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,087,347
# of Portfolio Holdings	42
Advisory Fees Paid	$10,492
Portfolio Turnover Rate	0%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

United States	38.0%
Australia	7.8%
Norway	4.4%
Peru	4.3%
Sweden	3.8%
Japan	3.7%
France	2.7%
Switzerland	2.6%
United Kingdom	2.4%
Netherlands	2.3%
Other Countries	8.9%
Other Assets (net of liabilities)	19.1%

C000012974
Shareholder Report [Line Items]
Fund Name	Saturna Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSGFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-growth
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	13.35%	13.41%	11.86%
Bloomberg US Large Cap Total Return Index	14.18%	15.84%	12.95%
Bloomberg 1000 Growth Total Return Index	16.02%	16.02%	14.69%
S&P 500 Index	13.52%	15.94%	12.86%

AssetsNet	$ 74,478,215
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 182,594
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$74,478,215
# of Portfolio Holdings	29
Advisory Fees Paid	$182,594
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Infrastructure Software	17.7%
Semiconductor Devices	15.2%
Communications Equipment	10.1%
Internet Media & Services	10.1%
Online Marketplace	7.4%
Medical Devices	5.2%
Mass Merchants	4.9%
Application Software	3.4%
Other Financial Services	3.2%
Specialty Apparel Stores	3.2%
Other Industries	15.4%
Other Assets (net of liabilities)	4.2%

C000188907
Shareholder Report [Line Items]
Fund Name	Saturna Growth Fund
Class Name	Z SHARES
Trading Symbol	SGZFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-growth
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	13.59%	13.68%	14.23%
Bloomberg US Large Cap Total Return Index	14.18%	15.84%	13.82%
Bloomberg 1000 Growth Total Return Index	16.02%	16.02%	15.94%
S&P 500 Index	13.52%	15.94%	13.61%

AssetsNet	$ 74,478,215
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 182,594
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$74,478,215
# of Portfolio Holdings	29
Advisory Fees Paid	$182,594
Portfolio Turnover Rate	2%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Infrastructure Software	17.7%
Semiconductor Devices	15.2%
Communications Equipment	10.1%
Internet Media & Services	10.1%
Online Marketplace	7.4%
Medical Devices	5.2%
Mass Merchants	4.9%
Application Software	3.4%
Other Financial Services	3.2%
Specialty Apparel Stores	3.2%
Other Industries	15.4%
Other Assets (net of liabilities)	4.2%

C000065110
Shareholder Report [Line Items]
Fund Name	Saturna International Fund
Class Name	INVESTOR SHARES
Trading Symbol	SSIFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-international. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-international
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	3.34%	9.57%	7.49%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	4.85%	0.95%	0.47%
MSCI EAFE Index	13.92%	11.98%	6.49%

AssetsNet	$ 71,837,247
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 173,035
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,837,247
# of Portfolio Holdings	32
Advisory Fees Paid	$173,035
Portfolio Turnover Rate	7%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Application Software	13.9%
Semiconductor Manufacturing	11.7%
Online Marketplace	8.8%
Large Pharma	7.7%
Electrical Power Equipment	7.6%
Semiconductor Devices	7.1%
Commercial & Residential Building Equipment & Systems	6.0%
Professional Services	5.0%
Industrial Wholesale & Rental	3.7%
IT Services	3.0%
Other Industries	25.3%
Other Assets (net of liabilities)	0.2%

C000188908
Shareholder Report [Line Items]
Fund Name	Saturna International Fund
Class Name	Z SHARES
Trading Symbol	SIFZX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna International Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-international. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-international
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	3.54%	9.80%	8.91%
Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index	4.85%	0.95%	0.59%
MSCI EAFE Index	13.92%	11.98%	7.19%

AssetsNet	$ 71,837,247
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 173,035
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$71,837,247
# of Portfolio Holdings	32
Advisory Fees Paid	$173,035
Portfolio Turnover Rate	7%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Application Software	13.9%
Semiconductor Manufacturing	11.7%
Online Marketplace	8.8%
Large Pharma	7.7%
Electrical Power Equipment	7.6%
Semiconductor Devices	7.1%
Commercial & Residential Building Equipment & Systems	6.0%
Professional Services	5.0%
Industrial Wholesale & Rental	3.7%
IT Services	3.0%
Other Industries	25.3%
Other Assets (net of liabilities)	0.2%

C000065112
Shareholder Report [Line Items]
Fund Name	Saturna Short-Term Bond Fund
Class Name	SATURNA SHORT-TERM BOND
Trading Symbol	STBFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Short-Term Bond Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-short-term-bond. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-short-term-bond
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Saturna Short-Term Bond	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Saturna Short-Term Bond	4.91%	1.13%	1.52%
Bloomberg US Aggregate Bond Index	7.03%	-1.35%	0.94%
Bloomberg US Aggregate 1-3 Year Index	5.86%	1.47%	1.76%

AssetsNet	$ 13,984,401
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 6,707
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,984,401
# of Portfolio Holdings	35
Advisory Fees Paid	$6,707
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Government	33.0%
Financials	17.7%
US Government Agency	8.6%
Communications	7.7%
Utilities	3.3%
Consumer Staples	2.9%
Materials	2.2%
Technology	2.1%
Municipal Bonds	2.1%
Health Care	1.1%
Other Sectors	1.1%
Other Assets (net of liabilities)	18.2%

C000153268
Shareholder Report [Line Items]
Fund Name	Saturna Sustainable Bond Fund
Class Name	SUSTAINABLE BOND
Trading Symbol	SEBFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Sustainable Bond Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-sustainable-bond. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-sustainable-bond
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Bond	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sustainable Bond	3.84%	1.00%	1.59%
Bloomberg Global Aggregate Bond Index	7.03%	-1.35%	0.94%
FTSE World BIG Bond Index	6.86%	-1.61%	0.87%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/saturna-sustainable-bond for more recent performance information.

AssetsNet	$ 43,535,137
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 81,131
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$43,535,137
# of Portfolio Holdings	47
Advisory Fees Paid	$81,131
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	26.4%
Government	21.8%
Real Estate	10.9%
Communications	8.3%
Consumer Discretionary	5.1%
Energy	4.6%
Technology	4.1%
Utilities	3.4%
Consumer Staples	3.3%
Industrials	3.2%
Other industries	3.5%
Other Assets (net of liabilities)	5.4%

C000153267
Shareholder Report [Line Items]
Fund Name	Saturna Sustainable Equity Fund
Class Name	SUSTAINABLE EQUITY
Trading Symbol	SEEFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Saturna Sustainable Equity Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/fund/saturna-sustainable-equity. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/fund/saturna-sustainable-equity
Expenses [Text Block]

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Equity	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Sustainable Equity	6.57%	8.68%	7.94%
Bloomberg World Large & Mid Cap Total Return Index	14.04%	12.26%	9.67%
S&P Global 1200 Index	13.92%	14.60%	10.45%

AssetsNet	$ 22,948,334
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 45,324
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$22,948,334
# of Portfolio Holdings	43
Advisory Fees Paid	$45,324
Portfolio Turnover Rate	5%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Semiconductor Devices	10.1%
Large Pharma	7.7%
Semiconductor Manufacturing	6.7%
Infrastructure Software	5.7%
Electrical Power Equipment	5.3%
Consumer Electronics	5.2%
Personal Care Products	4.5%
IT Services	4.1%
Professional Services	3.9%
Life Insurance	3.4%
Other Industries	41.4%
Other Assets (net of liabilities)	2.0%